Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Subsidiary Companies

As of December 31, 2025, details of the subsidiary companies are as follows:

Name	Background	Ownership
Neo-Concept Apparel Group Limited (“NCA”)	● A BVI company ● Incorporated in August 2008 ● Issued share capital of US$100 ● Intermediate holding company	100% owned by NCI

Neo-Concept International Company Limited (“Neo-Concept HK”)	● A Hong Kong company ● Incorporated in October 1992 ● Issued share capital of HKD100,000 ● Provision of one-stop apparel solution services	100% owned by NCA

Neo-Concept (UK) Limited	● A UK company ● Incorporated in August 2000 ● Issued share capital of GBP100 ● Provision of online and offline retail sales of apparel products	100% owned by Neo-Concept HK

Neo-Concept Exquisite Couture Limited (“NCEC”)	● A BVI company ● Incorporated in May 2024 ● Issued share capital of US$100 ● Investment holdings	100% owned by NCA

Neo-Concept Elite Fashion Co., LLC	● A Duibai company ● Incorporated in May 2024 ● Issued share capital of United Arab Emirates Dirham (“AED”)100,000 ● Investment holdings	100% owned by NCEC